CSOP ETF TRUST
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CSOP FTSE China A50 ETF (“AFTY”)
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SUPPLEMENT DATED NOVEMBER 29, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2016

The following information rescinds and replaces the supplement to the AFTY Statement of Additional Information (“SAI”) dated February 11, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes, certain information in the SAI dated February 1, 2016.  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
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●	The Table beginning on page S-24 under subheading “Trust Officers” presented in the Trustees and Officers of the Trust section of the SAI is deleted and replaced with the following:

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen (Born: August 6, 1969)	President (since 2015); and Principal Executive Officer (since 2016)	CEO, CSOP Asset Management Limited (2008 – Present).
Michelle Wong (Born: December 26, 1980)	Secretary (since 2015)
Executive Director, General Counsel and CCO, CSOP Asset Management Ltd.  (2016 – present); Director, General Counsel and CCO, CSOP Asset Management Ltd.  (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Solicitor, Reed Smith Richards Butler (2009 – 2014); Director, China Southern Dragon Dynamic Fund (2016 - Present); Director, CSOP Simpleway Multi Strategy Fund SPC (2016 – present).

Monique Labbe (Born: December 3, 1973)	Principal Financial Officer and Treasurer (since 2015)
Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014-present); Principal/Assistant Vice President, State Street Global Advisors (2012-2014); Director/Assistant Vice President, State Street Corporation (2005-2012).

Patrick J. Keniston, Esq. (Born: January 18, 1964)	Chief Compliance Officer (since September 15, 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)
The business address of Mses. Ding Chen and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.

(2)	Each officer shall serve until death, resignation or removal.

●	The section below is hereby added following the first two paragraphs under Brokerage Transactions on page S-41 of the SAI:

Brokerage Selection. The Fund does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may effect transactions with or through a broker with whom the Adviser or entity affiliated with the Adviser has arrangements under which the broker will, from time to time, provide to or procure for the Adviser and/or an affiliated entity brokerage or specialized computer software.  No direct payment may be made for such goods or services but the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services if a good faith determination is made that the commission is reasonable in relation to the services provided and the services provided are of a type which assist in the provision of investment services to the Fund and/or other clients over which the Adviser exercises discretion.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

●	The Independent Registered Public Accounting Firm section of the SAI on page S-43 is hereby deleted in its entirety and replaced with the following:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

●	The following Appendix B “CSOP ETF Trust Proxy Voting Policy and Procedures” is hereby added to the SAI following page A-2:

APPENDIX B

CSOP ETF TRUST
PROXY VOTING POLICY AND PROCEDURES

Policy

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Board of Trustees of CSOP ETF Trust has delegated its responsibility for voting proxies to CSOP Asset Management Limited (the “Adviser”). The Adviser may engage a third-party proxy voting agent to vote proxy(s) and maintain proxy voting records. The procedures shall be described in the Trust’s SAI.

Procedures

The Adviser will vote proxies in strict accordance with the Adviser’s Proxy Voting Policy and Procedures adopted by the Board. The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the Adviser and deviations from the stated voting guidelines.

Implementation

This policy and procedures is effective as of March 2015.

CSOP ASSET MANAGEMENT LIMITED
PROXY VOTING POLICY AND PROCEDURES

PROXY VOTING

Policy

Adviser as a matter of policy does not accept responsibility for voting proxies for portfolio securities held within Client accounts, with the exception of ERISA accounts. There are a few non-ERISA Client accounts for which Adviser continues to exercise proxy voting responsibility under grandfathered or negotiated arrangements.  With respect to accounts over which Adviser performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser’s proxy policies and practices. Our policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.  Adviser’s Advisory Agreements evidence the fact that voting authority has been retained by the Client.  Under ERISA, Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere.  Adviser utilizes the services of a third party voting agent, Broadridge, which will in turn inform custodian to vote on behalf of the fund.

Background & Description

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Adviser votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the “Proxies”). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.  Responsibility for voting the Proxies is established by investment management agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any Client that has retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Adviser takes no responsibility for the voting of any proxies on behalf of any such Client. For those Clients that have delegated such authority and discretion to Adviser, these policies and procedures apply equally to registered investment companies, institutional and retail accounts. These proxy voting policies and procedures are available to all Clients of Adviser upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Responsibility

The Chief Operating Officer (“COO”) is responsible for the implementation and monitoring of Adviser’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping, as well as oversight of the third party voting agent.  The COO may delegate responsibility for the performance of these activities but oversight and ultimate responsibility remain with the COO.

Procedures

Adviser has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:

Proxy Voting Guidelines

The guiding principle by which Adviser votes, abstains or withholds its vote on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Furthermore, Adviser is mindful that for ERISA and other Covered Person benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures

It is the general policy of Adviser to consider voting on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Adviser, the costs associated with voting such Proxy outweigh the benefits to Clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our Clients, in the judgment of Adviser. As a result, a standing instruction for each proxy voting category with rationale and cost/benefit analysis was pre-determined by the portfolio manager and pre-approved by the Board of Trustee of the Reportable Funds (see Appendix A-2 of the Adviser’s US Compliance Manual) for such purpose.  While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote, depending on the nature and details of proxy voting, is ultimately cast on a case-by-case basis, taking into consideration Adviser’s contractual obligations to our Clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Adviser believes appropriate).  Adviser may vote proxies related to the same security differently for each Client.

For Clients that have delegated to Adviser the discretionary power to vote the securities held in their account, Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the Client itself or a third party. Adviser views the delegation of discretionary voting authority as an absolute choice for its Clients.  Adviser’s Clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

In the event that Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of the Fund.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of Adviser to maintain the confidentiality of the particular votes that it casts on behalf of its Clients. Any registered investment companies managed by Adviser disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any Client of Adviser can obtain details of how Adviser has voted the securities in its account by contacting a service representative at Adviser. Adviser does not, however, generally disclose the results of voting decisions to third parties.

Conflicts of Interest in Connection with Proxy Voting

The COO has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of Adviser’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact any member of the COO or Adviser’s CCO. If any Covered Person is pressured or lobbied either from within or outside of Adviser with respect to any particular voting decision, he or she should contact the COO and/or Adviser’s CCO. The portfolio manager, COO and Adviser’s CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients. The COO may cause any of the following actions to be taken in that regard:

●	vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

●
vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the Client, are reasonably documented and are approved by the COO or CCO; or

●	direct the third party Proxy Voter to vote in accordance with its independent assessment of the matter.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CSOP ETF TRUST
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CSOP MSCI China A International Hedged ETF (“CNHX”)
CSOP China CSI 300 A-H Dynamic ETF (“HAHA”)
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SUPPLEMENT DATED NOVEMBER 29, 2016
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED OCTOBER 7, 2015

The following information rescinds and replaces the supplement to the CNHX and HAHA Statement of Additional Information (“SAI”) dated February 11, 2016.  It further supplements and, to the extent inconsistent therewith, supersedes, certain information in the SAI dated October 7, 2015.  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.
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●	The Table beginning on page S-28 under subheading “Trust Officers” presented in the Trustees and Officers of the Trust section of the SAI is deleted and replaced with the following:

Name, Address(1) and Age	Position with Trust and Length of Term(2)	Principal Occupations in Past 5 Years
Ding Chen (Born: August 6, 1969)	President (since 2015); and Principal Executive Officer (since 2016)	CEO, CSOP Asset Management Limited (2008 – Present).
Michelle Wong (Born: December 26, 1980)	Secretary (since 2015)
Executive Director, General Counsel and CCO, CSOP Asset Management Ltd.  (2016 – present); Director, General Counsel and CCO, CSOP Asset Management Ltd.  (2015 – 2016); Director, Legal Counsel, CSOP Asset Management Ltd. (2014 – 2015); Solicitor, Reed Smith Richards Butler (2009 – 2014); Director, China Southern Dragon Dynamic Fund (2016 - Present); Director, CSOP Simpleway Multi Strategy Fund SPC (2016 – present).

Monique Labbe (Born: December 3, 1973)	Principal Financial Officer and Treasurer (since 2015)
Fund Principal Financial Officer, Foreside Fund Management Services, LLC (2014-present); Principal/Assistant Vice President, State Street Global Advisors (2012-2014); Director/Assistant Vice President, State Street Corporation (2005-2012).

Patrick J. Keniston, Esq. (Born: January 18, 1964)	Chief Compliance Officer (since September 15, 2015)	Managing Director of Foreside Fund Officer Services, LLC (October 2008 – present).

(1)
The business address of Mses. Ding Chen and Michelle Wong is Suite 2802, Two Exchange Square, 8 Connaught Place, Central, Hong Kong. The business address of Ms. Monique Labbe is 10 High Street, Suite 302, Boston, MA 02110. The business address of Mr. Patrick J. Keniston is Three Canal Plaza, Suite 100, Portland, ME 04101.

(2)	Each officer shall serve until death, resignation or removal.

●	The section below is hereby added following the first two paragraphs under Brokerage Transactions on page S-45 of the SAI:

Brokerage Selection. A Fund does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may effect transactions with or through a broker with whom the Adviser or entity affiliated with the Adviser has arrangements under which the broker will, from time to time, provide to or procure for the Adviser and/or an affiliated entity brokerage or specialized computer software.  No direct payment may be made for such goods or services but the Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services if a good faith determination is made that the commission is reasonable in relation to the services provided and the services provided are of a type which assist in the provision of investment services to the Fund and/or other clients over which the Adviser exercises discretion.

Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”) permits the Adviser, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

●	The Independent Registered Public Accounting Firm section of the SAI on page S-47 is hereby deleted in its entirety and replaced with the following:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD LLP, located at 1835 Market Street, 26th Floor, Philadelphia, PA 19103, serves as the Trust’s independent registered public accounting firm.

●	Appendix B “CSOP ETF Trust Proxy Voting Policy and Procedures,” beginning on page B-1, is hereby deleted in its entirety and replaced with the following:

APPENDIX B

CSOP ETF TRUST
PROXY VOTING POLICY AND PROCEDURES

Policy

Form N-1A requires an investment company to describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities. In connection with this requirement, the Board of Trustees of CSOP ETF Trust has delegated its responsibility for voting proxies to CSOP Asset Management Limited (the “Adviser”). The Adviser may engage a third-party proxy voting agent to vote proxy(s) and maintain proxy voting records. The procedures shall be described in the Trust’s SAI.

Procedures

The Adviser will vote proxies in strict accordance with the Adviser’s Proxy Voting Policy and Procedures adopted by the Board. The Adviser shall report to the Board on the implementation and administration of the policies and procedures, including proxy votes involving a conflict of interest for the Adviser and deviations from the stated voting guidelines.

Implementation

This policy and procedures is effective as of March 2015.

CSOP ASSET MANAGEMENT LIMITED
PROXY VOTING POLICY AND PROCEDURES

PROXY VOTING

Policy

Adviser as a matter of policy does not accept responsibility for voting proxies for portfolio securities held within Client accounts, with the exception of ERISA accounts. There are a few non-ERISA Client accounts for which Adviser continues to exercise proxy voting responsibility under grandfathered or negotiated arrangements.  With respect to accounts over which Adviser performs proxy voting, it maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about Adviser’s proxy policies and practices. Our policy and practice includes the responsibility to receive and vote Client proxies where authorized and disclose any potential conflicts of interest as well as making information available to Clients about the voting of proxies for their portfolio securities and maintaining relevant and required records.  Adviser’s Advisory Agreements evidence the fact that voting authority has been retained by the Client.  Under ERISA, Adviser is responsible to vote proxies for the Client in the absence of specific written acknowledgement by the Client that the authority has been retained or granted elsewhere.  Adviser utilizes the services of a third party voting agent, Broadridge, which will in turn inform custodian to vote on behalf of the fund.

Background & Description

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  The purpose of these proxy voting policies and procedures are to set forth the principles, guidelines and procedures by which Adviser votes the securities owned by its Clients for which Adviser exercises voting authority and discretion (the “Proxies”). These policies and procedures have been designed to ensure that Proxies are voted in the best interests of our Clients in accordance with our fiduciary duties and Rule 206(4)-6 under the Advisers Act. Investment advisers registered with the SEC, and which exercise voting authority with respect to Client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that Client securities are voted in the best interests of Clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its Clients; (b) to disclose to Clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to Clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its Clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.  Responsibility for voting the Proxies is established by investment management agreements or comparable documents with our Clients, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition, our proxy guidelines reflect the fiduciary standards and responsibilities for ERISA accounts set out in Department of Labor Bulletin 94-2. These policies and procedures do not apply to any Client that has retained authority and discretion to vote its own proxies or delegated such authority and discretion to a third party; Adviser takes no responsibility for the voting of any proxies on behalf of any such Client. For those Clients that have delegated such authority and discretion to Adviser, these policies and procedures apply equally to registered investment companies, institutional and retail accounts. These proxy voting policies and procedures are available to all Clients of Adviser upon request, subject to the provision that these policies and procedures are subject to change at any time without notice.

Responsibility

The Chief Operating Officer (“COO”) is responsible for the implementation and monitoring of Adviser’s Proxy Voting Policies and Procedures, including associated practices, disclosures and recordkeeping, as well as oversight of the third party voting agent.  The COO may delegate responsibility for the performance of these activities but oversight and ultimate responsibility remain with the COO.

Procedures

Adviser has adopted various procedures to implement the firm’s Proxy Voting policy and reviews to monitor and ensure that the firm’s policy is observed, implemented properly and amended or updated, as appropriate. The procedures are as follows:

Proxy Voting Guidelines

The guiding principle by which Adviser votes, abstains or withholds its vote on all matters submitted to security holders is the maximization of the ultimate economic value of our Clients’ holdings. Furthermore, Adviser is mindful that for ERISA and other Covered Person benefit plans, the focus on the realization of economic value is solely for the benefit of plan participants and their beneficiaries. Adviser does not permit voting decisions to be influenced in any manner that is contrary to, or dilutive of, the guiding principle set forth above. It is our policy to avoid situations where there is any conflict of interest or perceived conflict of interest affecting our voting decisions. Any conflicts of interest, regardless of whether actual or perceived, will be addressed in accordance with these policies and procedures

It is the general policy of Adviser to consider voting on all matters presented to security holders in any Proxy, and these policies and procedures have been designed with that in mind. However, Adviser reserves the right to abstain on any particular vote or otherwise withhold its vote on any matter if in the judgment of Adviser, the costs associated with voting such Proxy outweigh the benefits to Clients or if the circumstances make such an abstention or withholding otherwise advisable and in the best interest of our Clients, in the judgment of Adviser. As a result, a standing instruction for each proxy voting category with rationale and cost/benefit analysis was pre-determined by the portfolio manager and pre-approved by the Board of Trustee of the Reportable Funds (see Appendix A-2 of the Adviser’s US Compliance Manual) for such purpose.  While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote, depending on the nature and details of proxy voting, is ultimately cast on a case-by-case basis, taking into consideration Adviser’s contractual obligations to our Clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Adviser believes appropriate).  Adviser may vote proxies related to the same security differently for each Client.

For Clients that have delegated to Adviser the discretionary power to vote the securities held in their account, Adviser does not generally accept any subsequent directions on specific matters presented to security holders or particular securities held in the account, regardless of whether such subsequent directions are from the Client itself or a third party. Adviser views the delegation of discretionary voting authority as an absolute choice for its Clients.  Adviser’s Clients shall be responsible for notifying their custodians of the name and address of the person or entity with voting authority.

In the event that Adviser acts as investment adviser to a closed-end and/or open-end registered investment company and is responsible for voting their proxies, such proxies will be voted in accordance with any applicable investment restrictions of the fund and, to the extent applicable, any proxy voting procedures or resolutions or other instructions approved by an authorized person of the Fund.

Absent any legal or regulatory requirement to the contrary, it is generally the policy of Adviser to maintain the confidentiality of the particular votes that it casts on behalf of its Clients. Any registered investment companies managed by Adviser disclose the votes cast on their behalf in accordance with all legal and regulatory requirements. Any Client of Adviser can obtain details of how Adviser has voted the securities in its account by contacting a service representative at Adviser. Adviser does not, however, generally disclose the results of voting decisions to third parties.

Conflicts of Interest in Connection with Proxy Voting

The COO has responsibility to monitor proxy voting decisions for any conflicts of interests, regardless of whether they are actual or perceived. In addition, all Covered Persons are expected to perform their tasks relating to the voting of Proxies in accordance with the principles set forth above, according the first priority to the economic interests of Adviser’s Clients. If at any time any Covered Person becomes aware of any potential or actual conflict of interest or perceived conflict of interest regarding the voting policies and procedures described herein or any particular vote on behalf of any Client, he or she should contact any member of the COO or Adviser’s CCO. If any Covered Person is pressured or lobbied either from within or outside of Adviser with respect to any particular voting decision, he or she should contact the COO and/or Adviser’s CCO. The portfolio manager, COO and Adviser’s CCO will use his or her best judgment to address any such conflict of interest and ensure that it is resolved in the best interest of the Clients. The COO may cause any of the following actions to be taken in that regard:

●	vote the relevant Proxy in accordance with the vote indicated by the Guidelines;

●
vote the relevant Proxy as an Exception (as defined below), provided that the reasons behind the voting decision are in the best interest of the Client, are reasonably documented and are approved by the COO or CCO; or

●	direct the third party Proxy Voter to vote in accordance with its independent assessment of the matter.

______________________________________________________________________________

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE